Financial risks (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2022	2023

Allowance for doubtful accounts at beginning of year	97,378	110,793
Provision for doubtful accounts, net of reversal	10,649	8,844
Write-offs	(1,239)	(3,496)
Other	4,005	5,487

Allowance for doubtful accounts at end of year	110,793	121,628

Disclosure of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the retail receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	15,753,211	1,083,642	—	16,836,854
Past due less than 90 days	283,753	405,941	17,655	707,350
Past due 90 days or more	—	779	102,457	103,236

Total	16,036,965	1,490,363	120,112	17,647,440

	Yen in millions
	March 31, 2023
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	17,905,331	1,275,170	—	19,180,501
Past due less than 90 days	331,040	542,999	21,469	895,509
Past due 90 days or more	—	416	124,580	124,995

Total	18,236,371	1,818,584	146,049	20,201,004

Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables
The table below shows the net movement of the allowance for credit losses on wholesale receivables and other dealer loans.

	Yen in millions
	For the year ended March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable

Allowance for credit loss at beginning of year	17,467	7,241	4,935	29,642
Provision for credit loss, net of reversal	5,198	1,566	1,177	7,941
Charge-offs	—	—	(11)	(11)
Other	(8,317)	(3,715)	(705)	(12,736)

Allowance for credit loss at end of year	14,349	5,092	5,396	24,836

	Yen in millions
	For the year ended March 31, 2023
	Expected credit loss for 12 months	Expected credit loss for the entire period		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	14,349	5,092	5,396	24,836
Provision for credit loss, net of reversal	3,517	1,780	551	5,847
Charge-offs	—	—	—	—
Other	(3,225)	(2,289)	(547)	(6,062)

Allowance for credit loss at end of year	14,640	4,582	5,399	24,622

Disclosure of Non-Derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period
The amounts of
non-derivative
financial liabilities and derivative financial liabilities by a remaining contract maturity period are as follows:
As of March 31, 2022

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	852,301	(865,873)	(865,873)	—	—	—
Commercial paper	3,252,556	(3,260,578)	(3,260,578)	—	—	—
Current portion of long-term debt	7,026,845	(7,238,356)	(7,238,356)	—	—	—
Long-term debt	14,943,727	(15,458,478)	—	(9,194,302)	(4,501,420)	(1,762,756)
Lease liabilities	420,928	(466,661)	(61,735)	(85,791)	(60,661)	(258,474)

Total	26,496,358	(27,289,948)	(11,426,543)	(9,280,094)	(4,562,081)	(2,021,230)

Derivative financial liabilities
Interest derivative	325,912	(346,482)	(56,824)	(112,352)	(110,592)	(66,715)
Currency derivative
In	—	958,208	358,275	83,552	379,916	136,465
Out	171,286	(1,164,801)	(475,869)	(94,949)	(420,302)	(173,682)

Total	497,198	(553,075)	(174,417)	(123,748)	(150,978)	(103,932)

Total	26,993,557	(27,843,023)	(11,600,961)	(9,403,841)	(4,713,059)	(2,125,162)

As of March 31, 2023

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	916,725	(941,708)	(941,708)	—	—	—
Commercial paper	3,673,447	(3,765,973)	(3,765,973)	—	—	—
Current portion of long-term debt	7,648,596	(8,067,346)	(8,067,346)	—	—	—
Long-term debt	16,685,384	(17,762,084)	—	(10,527,952)	(5,609,531)	(1,624,601)
Lease liabilities	456,120	(507,902)	(74,780)	(102,258)	(76,769)	(254,096)

Total	29,380,273	(31,045,012)	(12,849,807)	(10,630,210)	(5,686,300)	(1,878,696)

Derivative financial liabilities
Interest derivative	296,438	(315,269)	(41,958)	(155,214)	(109,599)	(8,498)
Currency derivative
In	—	835,459	58,806	187,514	589,139	—
Out	159,819	(1,017,589)	(90,525)	(220,701)	(706,363)	—

Total	456,257	(497,400)	(73,678)	(188,401)	(226,823)	(8,498)

Total	29,836,530	(31,542,412)	(12,923,485)	(10,818,611)	(5,913,123)	(1,887,194)

Disclosure of Value-At-Risk Analysis Measurement Foreign Currency Positions

	Yen in millions
	VaR
	Year-end	Average	Maximum	Minimum
For the year ended March 31, 2022	257,600	241,825	263,600	214,800
For the year ended March 31, 2023	381,600	393,175	418,900	369,800

Disclosure of Sensitivity Analysis of Fair Value Measurement To Changes in Unobservable Inputs, Assets

	Yen in millions
	For the years ended March 31,
	2022	2023
Impact on income before income taxes	(64,533)	(42,476)
Impact on other comprehensive income, before tax effect	(243,630)	(238,820)

Finance Leases [Member]
Statement [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The net changes in the allowance for credit losses relating to the finance lease receivables are as follows:

	Yen in millions
	For the years ended March 31,
	2022	2023

Allowance for credit loss at beginning of year	33,455	36,985
Provision for credit loss, net of reversal	11,107	14,926
Charge-offs	(3,712)	(7,233)
Other	(3,865)	(7,757)

Allowance for credit loss at end of year	36,985	36,920

Disclosure of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the finance lease receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31,
	2022	2023

Current	2,279,978	2,437,467
Past due less than 90 days	47,034	46,296
Past due 90 days or more	20,928	19,606

Total	2,347,941	2,503,369

Trade receivables [Member]
Statement [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The net changes in the allowance for credit losses relating to the retail receivables are as follows:

	Yen in millions
	For the year ended March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable

Allowance for credit loss at beginning of year	79,402	78,426	40,376	198,204
Provision for credit loss, net of reversal	22,685	39,420	38,687	100,792
Charge-offs	—	—	(41,331)	(41,331)
Other	(13,961)	(18,381)	4,781	(27,561)

Allowance for credit loss at end of year	88,125	99,465	42,514	230,104

	Yen in millions
	For the year ended March 31, 2023
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	88,125	99,465	42,514	230,104
Provision for credit loss, net of reversal	26,490	59,627	89,456	175,573
Charge-offs	—	—	(91,215)	(91,215)
Other	(18,895)	(34,225)	13,530	(39,591)

Allowance for credit loss at end of year	95,720	124,867	54,284	274,871

Wholesale receivables and other dealer loans [Member]
Statement [Line Items]
Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables

	Yen in millions
	March 31, 2022
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	2,730,860	—	—	2,730,860
Credit Watch	20,842	97,353	—	118,196
At Risk	—	32,299	699	32,998
Default	—	—	22,162	22,162
Loan commitments	10,050,817	69,393	90	10,120,300
Financial guarantee contracts	3,574,257	39,205	—	3,613,461

Total	16,376,776	238,251	22,952	16,637,978

	Yen in millions
	March 31, 2023
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	3,300,629	—	—	3,300,629
Credit Watch	47,184	69,086	—	116,270
At Risk	—	29,780	6,708	36,487
Default	—	—	8,034	8,034
Loan commitments	10,704,882	65,053	572	10,770,507
Financial guarantee contracts	3,536,796	37,260	—	3,574,056

Total	17,589,491	201,179	15,314	17,805,983